Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Schedule of related parties' transactions
Name	Relationship
Mr. Jianjun Sun	Company's Chief Executive Officer, Chairman of the Board of Directors, and Director until August 20, 2019; Shareholder
Mr. Hongyu Zhang	Shareholder; director of various subsidiaries
HangZhou TianQi Network Technology Co. Ltd.	Common control by legal representative and shareholder of Taikexi, Mr, Mangyue Sun
Hangzhou Qianlu Information Technology Co. Ltd.	Common control by Mr. Hongyu Zhang
Hangzhou Yuao Investment Management Partnership (Yuao)	Common control by legal representative of Guanpeng

Schedule of short-term investment - related party
	March 31, 2020	March 31, 2019
Hangzhou Yuao	$3,378,706	$-
Total	3,378,706	-

Schedule of other related parties' payables
	March 31, 2020	March 31, 2019
Mr. Jianjun Sun	$-	$17,374
Mr. Hongyu Zhang	8,100
HangZhou TianQi Network Technology Co. Ltd.	41,766	44,109
Hangzhou Qianlu Information Technology Co. Ltd.	353,824
Total	$403,690	$60,483